Statements of Cash Flows (FY) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Operating activities:
Net loss	$ (17,027)	$ (22,803)	$ (18,231)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	5,624	5,881	6,040
Provision for bad debts	61	114	61
Amortization of debt discount	278	94	92
Stock-based compensation expense	3,063	2,114	1,796
Change in fair value of contingent consideration liability	(406)	0	0
Change in fair value of warrants liability	926	12	54
Deferred income taxes	196	192	52
Changes in operating assets and liabilities:
Accounts receivable	(3,413)	(4,783)	(2,623)
Prepaid expenses	407	(1,321)	(336)
Other assets (current and non-current)	(4,028)	(333)	(27)
Accounts payable	(1,656)	1,765	632
Accrued expenses	11,962	6,868	741
Deferred revenue	4,688	6,005	4,399
Deferred implementation, commissions and other costs	(756)	(1,464)	(872)
Other liabilities (current and non-current)	(136)	384	1,933
Net cash used in operating activities	(217)	(7,275)	(6,289)
Investing activities:
Purchase of businesses	0	(6,335)	(16,278)
Capitalized Software Development	(578)	(899)	(1,124)
Purchases of property and equipment	(1,178)	(3,418)	(6,812)
Net cash provided by (used in) investing activities	(1,756)	(10,652)	(24,214)
Financing activities:
Issuance of long-term debt	45,000	0	(25)
Financing costs paid upon issuance of long-term debt	(1,446)	0	0
Proceeds from line of credit	6,000	24,750	1,000
Repayments of line of credit	(6,000)	(3,000)	0
Payments on long-term debt	(28,921)	(3,333)	(833)
Payments on capital lease obligations	(261)	(276)	(536)
Proceeds from exercise of stock options	1,308	1,127	126
Payments of deferred purchase consideration	(524)	0	(650)
Change in customer funds payable	(202)	3,505	2,854
Settlement of contingent consideration liabilities	0	0	(225)
Net cash provided by (used in) financing activities	14,954	22,773	1,711
Net increase (decrease) in cash and cash equivalents and restricted cash	12,981	4,846	(28,792)
Cash, cash equivalents, and restricted cash, beginning of period	25,862	21,016	49,808
Cash, cash equivalents, and restricted cash, end of period	38,843	25,862	21,016
Reconciliation of cash, cash equivalents, and restricted cash to the balance sheets
Cash and cash equivalents	14,642	4,736	3,395
Customer funds	20,924	21,126	17,621
Restricted cash	3,277	0	0
Cash, cash equivalents, and restricted cash, end of period	38,843	25,862	21,016
Supplemental Disclosure of Cash Flow Information:
Cash paid for interest	4,238	1,266	646
Cash paid for income taxes	(41)	3	9
Noncash Investing & Financing Activities:
Fixed assets purchased under capital lease obligation	6	210	130
Leasehold improvement incentive recorded as property and equipment and other long-term liability	0	0	5,792
Contingent consideration for purchase of business	0	1,066	0
Deferred purchase consideration	$ 0	$ 1,131	$ 0